Profit Interest Units of SIS Holdings LP	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Profit Interest Units of SIS Holdings LP [Abstract]
Profit Interest Units of SIS Holdings LP

Note 12. Profit Interest Units of SIS Holdings LP

All awards under the SIS Holdings LP Class B Unit Plan (the “SIS Plan”) were issued in 2017, 2018 and 2019 (none in 2020 or 2021).

Equity-based compensation costs was as follows and is included in the following captions in our condensed consolidated statements of operations (in thousands):

	Three Months Ended, September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$131	$130	$394	$390
Sales and marketing	516	562	1,620	1,643
Research and development	99	177	309	442
General and administrative	189	304	579	966
Total	$935	$1,173	$2,902	$3,441

No related income tax benefit was recognized as of September 30, 2021 or December 31, 2020.

As of September 30, 2021, total equity-based compensation costs related to 10,275 unvested Class B units not yet recognized totaled $1.0 million, which is expected to be recognized over a weighted-average period of 0.77 years.

Effective July 29, 2021, the SIS Plan was amended to the extent required such that any distribution by SIS Holdings to its equity holders that is attributable to amounts received by SIS Holdings in respect of its equity interests in Cyxtera or Appgate, in each case upon the consummation of the transactions contemplated by Cyxtera’s merger with Starboard Value Acquisition Corp. in July 2021 (the “Cyxtera Transaction” and, together with the Merger, the “Transactions”) or the Merger Agreement, respectively, shall be deemed to have been made at an amount equal to the value of the Cyxtera common stock or Appgate common stock, as applicable, in each such Transaction.

Note 11. Profit Interest Units of SIS Holdings LP

SIS Holdings adopted the SIS Holdings LP Class B Unit Plan (the “SIS Holdings Plan”) in May 2017. The purpose of the SIS Holdings Plan is to promote the interests of SIS Holdings and its controlled affiliates, including Appgate and Cyxtera by (a) attracting and retaining officers, directors, managers, employees and consultants of SIS Holdings and its controlled affiliates, and (b) enabling such persons to acquire an equity interest in and participate in the long-term growth and financial success of SIS Holdings and its controlled affiliates. 1,000,000 Class B profit interest units were originally available for issuance pursuant to awards under the SIS Holdings Plan. Class B units issued under the SIS Holdings Plan are limited partnership units in SIS Holdings and are subject to the terms and conditions of the Amended and Restated Limited Partnership Agreement of SIS Holdings dated May 1, 2017.

All outstanding awards, including, but not limited to, awards to employees of Appgate, under the SIS Holdings Plan were issued in 2017, 2018 and 2019. Awards under the SIS Holdings Plan are subject to a vesting schedule measured by a service condition such that awards vest 25% after the first anniversary of issue date (or, with respect to certain employees, the earlier of their hire date and May 1, 2017), and the remainder vest in equal monthly installments over the 42 months following the initial vesting date. In addition, vesting of all unvested units will be accelerated upon the satisfaction of a performance condition, namely an “exit event.” An exit event is defined as a change of control through sale of all or substantially all of the assets of SIS Holdings and its subsidiaries (whether by merger, recapitalization, stock sale or other sale or business combination, including the sale of any subsidiary accounting for all or substantially all of the revenues of SIS Holdings and its subsidiaries on a consolidated basis) or any transaction resulting in a change of in excess of 50% of the beneficial ownership of the voting units of SIS Holdings. The holders of the Class B units were not required to make any capital contributions to SIS Holdings, Appgate or Cyxtera in exchange for their Class B units and are entitled to receive distributions (when and if declared by SIS Holdings) on their vested units (including those accelerated upon an exit event).

Compensation expense related to the Class B units is recognized based on the estimated fair values of the Class B units and recognized on straight line basis over the service period. The fair value of the Class B units was estimated using a Black-Scholes OPM, which estimates the fair value of each class of security using call options. Similar to call options for publicly-traded stock, call options used in an OPM assign value to each class of security based on the potential to profit from the upside of the business while taking into account the unique characteristics of each class of security. Each call option gives its holder the right, but not the obligation, to buy the underlying asset at a predetermined price, or exercise price. The starting equity value is based on the total equity value of Appgate and Cyxtera rather than, in the case of a regular call option, the per share stock price.

The strike prices on the options in an OPM model are represented by “breakpoints,” which are the points at which there is a change in the proportion of the claims of the various securities on the total equity value. Each junior security is considered a call option with a claim on the equity value at an exercise price which settles all of the more senior claims and takes into account the unique characteristics of each class of security. A discount for lack of marketability was then calculated based on the Finnerty model, using series-specific volatility, and applied to the per share value of Class B units produced by the OPM, to arrive at a non-marketable value.

The following inputs were used in the valuation of the Class B units for grants issued during 2019:

•     Expected Life — 3.9 years.    The expected term to a liquidity event was estimated based on the former Parent (Cyxtera) management’s view of timeline to achieve an exit event.

•     Risk-free rate — 1.55%.    The estimated risk-free rate is based on the U.S. constant maturity treasury rate where the maturity is commensurate with the expected term.

•     Expected volatility — 45%.    Since the Company is private, the volatility was estimated based on historical equity volatilities of a group of publicly traded comparable companies (considering the combined group of Appgate and Cyxtera), adjusted for leverage.

•     Expected dividend — 0%.    Neither we nor Cyxtera has paid and is not expecting to pay dividends in the foreseeable future.

The following summary shows the activity in PIU awards granted by SIS Holdings to employees of Appgate:

	Number of units	Weighted- average grant date fair value
Outstanding at December 31, 2018	273,027	$86.21
Granted	14,000	104.69
Forfeited	(25,268)	(86.94)
Outstanding at December 31, 2019	261,759	87.13
Forfeited	(8,375)	(87.32)
Outstanding at December 31, 2020	253,384	$87.12

Equity-based compensation costs totaled $4.2 million and $4.0 million for 2020 and 2019, respectively. These amounts are included in the following captions in the consolidated statements of operations (in thousands):

	2020	2019
Cost of revenue	$503	$224
Sales and marketing	2,211	1,196
Research and development	360	712
General and administrative	1,161	1,853
Total	$4,235	$3,985

No related income tax benefit was recognized as of December 31, 2020 or 2019.

As of December 31, 2020, total equity-based compensation costs related to 63,821 unvested Class B units not yet recognized totaled $4.2 million, which is expected to be recognized over a weighted-average period of 1.14 years.

Effective July 29, 2021, the SIS Holdings Plan was amended to the extent required such that any distribution by SIS Holdings to its equity holders that is attributable to amounts received by SIS Holdings in respect of its equity interests in Cyxtera or Appgate, in each case upon the consummation of the transactions contemplated by Cyxtera’s merger with Starboard Value Acquisition Corp. in July 2021 (the “Cyxtera Transaction” and, together with the Merger, the “Transactions”) or the Merger Agreement, respectively, shall be deemed to have been made at an amount equal to the value of the Cyxtera common stock or Appgate common stock, as applicable, in each such Transaction.